Off balance sheet commitments and lease contracts - Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Lease contracts
Minimum lease payments for exempted lease contracts	$ 1,679	$ 1,745	$ 2,077
Minimum lease payments for leases recorded in balance sheet	12,516	12,453	10,191
Less financial expenses	(3,482)	(3,510)	(2,726)
Total lease liabilities	9,034	8,943	7,465
Less current portion of lease contracts	(1,390)	(1,207)	(1,202)
NON-CURRENT LEASE LIABILITIES	7,644	7,736	6,263
Rental expense
Rental expense incurred under short term leases or low value assets leases	487	600	366
Rental expense incurred under variable lease payments	242	162	132
Not later than one year
Lease contracts
Minimum lease payments for exempted lease contracts	689	704	536
Minimum lease payments for leases recorded in balance sheet	1,835	1,659	1,586
Total lease liabilities	1,390	1,207	1,202
Year 2
Lease contracts
Minimum lease payments for exempted lease contracts	194	252	360
Minimum lease payments for leases recorded in balance sheet	1,347	1,366	1,228
Year 3
Lease contracts
Minimum lease payments for exempted lease contracts	136	159	212
Minimum lease payments for leases recorded in balance sheet	1,199	1,117	1,019
Year 4
Lease contracts
Minimum lease payments for exempted lease contracts	111	118	162
Minimum lease payments for leases recorded in balance sheet	1,097	1,022	835
Year 5
Lease contracts
Minimum lease payments for exempted lease contracts	102	97	145
Minimum lease payments for leases recorded in balance sheet	1,021	964	766
More than 5 years
Lease contracts
Minimum lease payments for exempted lease contracts	447	415	662
Minimum lease payments for leases recorded in balance sheet	6,017	6,325	4,757
Total lease liabilities	$ 4,323	$ 4,558	$ 3,380